Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Dec. 31, 2009 Customer	Aug. 15, 2012	Jul. 26, 2012	Jul. 25, 2012
Organization And Summary Of Significant Accounting Policies [Line Items]
Stock split conversion ratio			2
Authorized common stock		500,000,000	60,000,000			500,000,000	60,000,000	25,000,000
Allowance against accounts receivable			$ 934,000
Accounts receivable			484,000
Commissions received			450,000
Probable amount of losses		3,700,000	450,000
Estimated additional commission accrued		1,500,000	750,000
Capitalized computer software			2,532,000	2,112,000	2,484,000
Capitalized computer software, amortization			2,080,000	1,469,000	1,126,000
Number of clients whose individual revenues exceeded 10% of total revenues			5	4	3
Tax reserves			0	0	0
Interest expense and penalties related to unrecognized tax benefits			0	0	0
Payment to related party termination of agreement		1,300,000
Percentage of fee due to affiliate, aggregate consideration		1.00%
Fees paid to affiliate, in connection with successful closing of IPO	900,000
Shares added to the denominator for calculation of earning per share			6,707,000
Series B Preferred Stock
Organization And Summary Of Significant Accounting Policies [Line Items]
Preferred stock outstanding value			58,200,000
Offering price, per share			$ 9
Shares to be issued for redemption			6,473,000
One Customer
Organization And Summary Of Significant Accounting Policies [Line Items]
Percent of total revenue			19.00%	23.00%	24.00%
Three Largest Customer
Organization And Summary Of Significant Accounting Policies [Line Items]
Percent of total revenue			50.00%	53.00%	53.00%
Percent of accounts receivable due from major customers			25.00%	41.00%	41.00%
Parthenon Capital Partners
Organization And Summary Of Significant Accounting Policies [Line Items]
Offering price, per share			$ 9
Payment to related party termination of agreement			1,300,000
Shares issued for advisory services agreement			144,000
Percentage of fee due to affiliate, aggregate consideration			1.00%
Fees paid to affiliate, in connection with successful closing of IPO			810,000
Shares issued for transaction fee			90,000
Trademarks and Trade names
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			Indefinite life
Impairment of Intangible Assets
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible asset			$ 13,400,000	$ 0	$ 2,568,000
Customer Contracts And Related Relationships
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			20 years
Buildings
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			31 years 6 months
Minimum | Covenants not to compete
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			2 years
Minimum | Furniture and equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			3 years
Minimum | Computer software and computer hardware
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			3 years
Maximum | Covenants not to compete
Organization And Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets estimated useful lives			5 years
Maximum | Furniture and equipment
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			7 years
Maximum | Computer software and computer hardware
Organization And Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment Useful Life			5 years